UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22075

Morgan Stanley U.S. Multi-Cap Alpha Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2009

Date of reporting period:	January 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Multi-Cap Alpha Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the period ended January 31, 2009

Total Return for the Period Since Inception (October 8, 2008) Through January 31, 2009
Class A	Class C	Class I	Class R	Class W	S&P Composite 1500® Index[1]
–15.85%	–16.03%	–15.80%	–15.90%	–15.87%	–16.29%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The credit crisis intensified following the government takeover of Fannie Mae and Freddie Mac and the bankruptcy of Lehman Brothers in September 2008. Investor confidence plummeted and the credit markets seized as banks became reluctant to lend, sparking a downward spiral in the financial markets that persisted throughout most of the period from the Fund's inception through January 31, 2009. At the same time, fears of an economic recession emerged, further undermining investor confidence and contributing to heightened market volatility. These fears were confirmed at year-end when it was officially declared that the U.S. economy had in fact been in recession since December, 2007. The government responded with various unprecedented monetary and fiscal actions in an effort to boost the economy and stabilize the markets, but as of the end of the reporting period, these measures appeared to have had little impact.

Against this backdrop, all segments of the market capitalization spectrum posted declines for the period, with small-cap stocks losing the most value due to their higher perceived risk. With regard to sectors, the more defensive or less economically sensitive sectors turned in the best performance, including utilities and telecommunications, both of which posted positive returns for the reporting period. The third best performing sector was health care, driven mainly by biotechnology companies, which were seen as potential acquisition targets. Conversely, the worst performing sector was financials, which was hard hit by the credit crisis and industry consolidation, followed by the industrials and information technology sectors.

Performance Analysis

All share classes of Morgan Stanley U.S. Multi-Cap Alpha Fund outperformed the S&P Composite 1500® Index ("the Index") for the period since the Fund's inception (October 8, 2008) through January 31, 2009, assuming no deduction of applicable sales charges.

Outperformance relative to the Index during the period was led by strong security selection in industrials, which more than offset the negative impact of a slight overweight to the sector. Stock selection in energy, particularly in oil and gas companies, coupled with an underweight allocation in the sector was another positive contributor to relative returns. Strong security selection in utilities also benefited performance.

Other investments, however, detracted from relative performance. Holdings in the financial sector hindered relative returns, particularly positions in commercial banks which suffered due to continuing concerns about the health of their balance sheets, as well as positions in investment services companies whose revenues are largely dependent on market performance. An overweight in the information technology sector also hampered relative returns during the period. Additionally, holdings in semi-conductor stocks were particularly disadvantageous as a lack of confidence in consumer spending was a drag on the industry's performance. Finally, security selection and an underweight in the health care sector held back relative performance.

The Fund is managed by the Quantitative and Structured Solutions (QSS) team. The QSS equity management process blends best-in-class fundamental research with an established quantitative portfolio construction process. The investment team's systematic approach strives to add excess return while targeting volatility and tracking error to help control risk.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/09
Health Care Select Sector SPDR Fund (ETF)	2.7%
Energy Select Sector SPDR Fund (ETF)	2.7
PetSmart, Inc.	2.5
XTO Energy Inc.	2.5
McAfee Inc.	2.5
Roper Industries, Inc.	2.4
Merck & Co., Inc.	2.4
Honeywell International, Inc.	2.4
Danaher Corp.	2.4
City National Corp.	2.4
TOP FIVE INDUSTRIES as of 01/31/09
Industrial Conglomerates	9.4%
Investment Trusts/Mutual Funds	5.4
Specialty Stores	4.7
Electric Utilities	4.6
Oil & Gas Production	4.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stock and other equity securities, including preferred stock and/or depositary receipts, of U.S. issuers of varying market capitalizations. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market is in the U.S.; (ii) alone or on a consolidated basis it derives 50 percent or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund may also use derivative instruments as discussed in the Fund's prospectus.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Total Returns—Period Ended January 31, 2009
Symbol	Class A Shares* (since 10/08/08) MULAX	Class C Shares† (since 10/08/08) MULCX	Class I Shares†† (since 10/08/08) MULIX	Class R Shares# (since 10/08/08) MULRX	Class W Shares## (since 10/08/08) MULWX
Since Inception	(15.85)%[2] (20.27) [3]	(16.03)%[2] (16.87) [3]	(15.80)%[2] —	(15.90)%[2] —	(15.87)%[2] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact (800) 869-NEWS or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The S&P Composite 1500® Index measures the performance of the broad U.S. equity market. The Index combines the S&P 500® Index, S&P MidCap 400® Index, and the S&P SmallCap 600® Index to represent approximately 85% of U.S. equities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/08/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/08/08	01/31/09	10/08/08 – 01/31/09
Class A
Actual (–15.85% return)	$1,000.00	$841.50	$4.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88
Class C
Actual (–16.03% return)	$1,000.00	$839.70	$6.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.61	$11.67
Class I
Actual (–15.80% return)	$1,000.00	$842.00	$3.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.61
Class R
Actual (–15.90% return)	$1,000.00	$841.00	$5.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15
Class W
Actual (–15.87% return)	$1,000.00	$841.30	$4.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

  @  Expenses are equal to the Fund's annualized expense ratios of 1.55%, 2.30%, 1.30%, 1.80% , and 1.65% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example). If the Fund had borne all its expenses, the annualized expense ratios would have been 9.46%, 10.21%, 9.21%, 9.71% and 9.56% for Class A, Class C, Class I, Class R and Class W, respectively.

Morgan Stanley U.S. Multi-Cap Alpha Fund

Portfolio of Investments ■ January 31, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.8%)
	Auto Parts: O.E.M. (2.2%)
2,100	Eaton Corp.	$92,442
	Biotechnology (2.3%)
1,800	Amgen Inc. (a)	98,730
	Computer Peripherals (2.4%)
9,000	EMC Corp. (a)	99,360
	Computer Processing Hardware (2.3%)
2,800	Hewlett-Packard Co.	97,300
	Containers/Packaging (2.4%)
2,600	Ball Corp.	99,684
	Electric Utilities (4.6%)
2,500	PG&E Corp.	96,675
2,200	Wisconsin Energy Corp.	98,076
		194,751
	Electronic Components (2.3%)
3,700	Amphenol Corporation (Class A)	96,755
	Electronic Production Equipment (2.1%)
4,400	Lam Research Corp. (a)	88,924
	Food Retail (2.2%)
4,167	Kroger Co. (The)	93,757
	Food: Major Diversified (2.2%)
5,400	ConAgra Foods Inc.	92,340
	Home Improvement Chains (4.3%)
4,300	Home Depot, Inc. (The)	92,579
4,800	Lowe's Companies, Inc.	87,696
		180,275
	Hotels/Resorts/Cruiselines (2.1%)
5,400	Marriott International, Inc. (Class A)	88,074
	Household/Personal Care (2.2%)
1,800	Kimberly-Clark Corp.	92,646

NUMBER OF SHARES		VALUE
	Industrial Conglomerates (9.4%)
1,800	3M Co.	$96,822
1,800	Danaher Corp.	100,674
3,100	Honeywell International, Inc.	101,711
2,000	United Technologies Corp.	95,980
		395,187
	Industrial Machinery (2.4%)
2,500	Roper Industries, Inc.	102,850
	Information Technology Services (2.2%)
1,000	International Business Machines Corp.	91,650
	Integrated Oil (2.2%)
1,300	Chevron Corp.	91,676
	Investment Banks/Brokers (4.4%)
1,200	Goldman Sachs Group, Inc. (The)	96,876
6,500	Schwab (Charles) Corp. (The)	88,335
		185,211
	Life/Health Insurance (2.1%)
2,900	Torchmark Corp.	87,000
	Major Banks (2.2%)
4,800	BB&T Corp.	94,992
	Managed Health Care (2.3%)
2,300	WellPoint Inc. (a)	95,335
	Miscellaneous Commercial Services (2.2%)
4,000	Cintas Corp.	91,000
	Oil & Gas Production (4.6%)
1,200	Apache Corp.	90,000
2,800	XTO Energy, Inc.	103,852
		193,852
	Packaged Software (2.5%)
3,400	McAfee Inc. (a)	103,666

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

Portfolio of Investments ■ January 31, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (4.6%)
4,200	Bristol-Myers Squibb Co.	$89,922
3,600	Merck & Co., Inc.	102,780
		192,702
	Real Estate Investment Trusts (4.3%)
1,500	Public Storage, Inc.	92,805
2,100	Simon Property Group, Inc.	90,258
		183,063
	Regional Banks (2.4%)
2,900	City National Corp.	100,369
	Restaurants (2.3%)
1,700	McDonald's Corp.	98,634
	Specialty Stores (4.7%)
5,700	PetSmart, Inc.	106,989
5,600	Staples, Inc.	89,264
		196,253
	Steel (2.3%)
2,400	Nucor Corp.	97,896
	Tobacco (2.1%)
1,500	Lorillard Inc.	89,190
	Total Common Stocks (Cost $4,000,660)	3,905,564
	Investment Trusts/Mutual Funds (5.3%)
2400	Energy Select Sector SPDR Fund (ETF)	112,608
4,300	Health Care Select Sector SPDR Fund (ETF)	112,789
Total Investment Trusts/ Mutual Funds (Cost $224,474)		225,397

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (1.5%)
	Investment Company
63	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $62,772)	$62,772
Total Investments (Cost $4,287,906) (c)	99.6%	4,193,733
Other Assets in Excess of Liabilities	0.4	16,494
Net Assets	100.0%	$4,210,227

  ETF  Exchange Traded Fund.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $54,213 and the aggregate gross unrealized depreciation is $148,386 resulting in net unrealized depreciation of $94,173.

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

Summary of Investments ■ January 31, 2009 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$395,187	9.4%
Investment Trusts/Mutual Funds	225,397	5.4
Specialty Stores	196,253	4.7
Electric Utilities	194,751	4.6
Oil & Gas Production	193,852	4.6
Pharmaceuticals: Major	192,702	4.6
Investment Banks/Brokers	185,211	4.4
Real Estate Investment Trusts	183,063	4.4
Home Improvement Chains	180,275	4.3
Packaged Software	103,666	2.5
Industrial Machinery	102,850	2.5
Regional Banks	100,369	2.4
Containers/Packaging	99,684	2.4
Computer Peripherals	99,360	2.4
Biotechnology	98,730	2.3
Restaurants	98,634	2.3
Steel	97,896	2.3
Computer Processing Hardware	97,300	2.3

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronic Components	$96,755	2.3%
Managed Health Care	95,335	2.3
Major Banks	94,992	2.3
Food Retail	93,757	2.2
Household/Personal Care	92,646	2.2
Auto Parts: O.E.M.	92,442	2.2
Food: Major Diversified	92,340	2.2
Integrated Oil	91,676	2.2
Information Technology Services	91,650	2.2
Miscellaneous Commercial Services	91,000	2.2
Tobacco	89,190	2.1
Electronic Production Equipment	88,924	2.1
Hotels/Resorts/Cruiselines	88,074	2.1
Life/Health Insurance	87,000	2.1
Investment Company	62,772	1.5
	$4,193,733	100.0%

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $4,225,134)	$4,130,961
Investment in affiliate, at value (cost $62,772)	62,772
Receivable for:
Dividends	6,032
Dividends from affiliate	38
Prepaid expenses and other assets	1,382
Deferred offering costs	106,539
Receivable from Investment Adviser	26,258
Total Assets	4,333,982
Liabilities:
Payable for:
Transfer agent fee	12,579
Offering costs	65,407
Accrued expenses and other payables	45,769
Total Liabilities	123,755
Net Assets	$4,210,227
Composition of Net Assets:
Paid-in-capital	$5,018,750
Net unrealized depreciation	(94,173)
Net investment loss	(2,149)
Net realized loss	(712,201)
Net Assets	$4,210,227
Class A Shares:
Net Assets	$84,148
Shares Outstanding (unlimited authorized, $.01 par value)	3,346
Net Asset Value Per Share	$25.15
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$26.54
Class C Shares:
Net Assets	$83,950
Shares Outstanding (unlimited authorized, $.01 par value)	3,340
Net Asset Value Per Share	$25.14
Class I Shares:
Net Assets	$3,873,921
Shares Outstanding (unlimited authorized, $.01 par value)	154,011
Net Asset Value Per Share	$25.15
Class R Shares:
Net Assets	$84,084
Shares Outstanding (unlimited authorized, $.01 par value)	3,344
Net Asset Value Per Share	$25.14
Class W Shares:
Net Assets	$84,124
Shares Outstanding (unlimited authorized, $.01 par value)	3,345
Net Asset Value Per Share	$25.15

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

Financial Statements continued

Statement of Operations

For the period October 8, 2008+ through January 31, 2009 (unaudited)

Net Investment Income: Income
Dividends	$33,771
Dividends from affiliate	2,042
Total Income	35,813
Expenses
Offering costs	49,633
Professional fees	27,790
Shareholder reports and notices	15,713
Transfer agent fees and expenses	12,584
Investment advisory fee	11,167
Administration fee	1,145
Registration fees	1,100
Custodian fees	720
Distribution fee (Class A shares)	72
Distribution fee (Class C shares)	286
Distribution fee (Class R shares)	143
Distribution fee (Class W shares)	100
Trustees' fees and expenses	190
Other	11,843
Total Expenses	132,486
Less: amounts waived/reimbursed	(113,274)
Net Expenses	19,212
Net Investment Income	16,601
Net Realized and Unrealized Loss:
Net realized loss	(712,201)
Net unrealized depreciation	(94,173)
Net Loss	(806,374)
Net Decrease	$(789,773)

+  Commencement of operations

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

Financial Statements continued

Statements of Changes in Net Assets

FOR THE PERIOD OCTOBER 8, 2008+ THROUGH JANUARY 31, 2009
(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$16,601
Net realized loss	(712,201)
Net unrealized depreciation	(94,173)
Net Decrease	(789,773)
Dividends to Shareholders from Net Investment Income:
Class A shares	(331)
Class C shares	(172)
Class I shares	(17,659)
Class R shares	(278)
Class W shares	(310)
Total Dividends	(18,750)
Net increase from transactions in shares of beneficial interest	18,750
Net Decrease	(789,773)
Net Assets:
Beginning of period	5,000,000
End of Period (Including undistributed net investment loss of $2,149)	$4,210,227

+  Commencement of operations

See Notes to Financial Statements

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Multi Cap Alpha Fund (the "Fund") was organized as a separate non-diversified Fund of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company and commenced operations on October 08, 2008. The Fund's investment objective is total return. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities across the capitalization spectrum.

The Fund offers Class A, Class C, Class I, Class R and Class W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W shares are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

For the period October 8, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser") an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in the interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. As of the period ended January 31, 2009, the Fund does not have any unrealized tax benefit which must be recorded in accordance with Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes in the Fund's financial statements. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of the period ended January 31, 2009, the Fund has determined that FIN 48 did not have a material impact on the Fund's financial statements.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

G. Offering Costs — The Investment Adviser incurred offering costs on behalf of the Fund in the amount of $156,172 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement"). Pursuant to the Investment Advisory Agreement, the Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser. The fee is calculated at the annual rate of 0.780% to the portion of the Fund's daily net assets not exceeding $1 billion; 0.750% to the portion of the Fund's daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.725% to the portion of the Fund's daily net assets exceeding $2 billion.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation in the amount of $1,945 for the period ending January 31, 2009.

Administration services are provided to the Fund by Morgan Stanley Services Company Inc. (the "Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to an administration agreement (the "Administration Agreement") entered into by the Fund with the Administrator. Pursuant to the Administration Agreement, the Fund pays the Administrator an annual fee of 0.08% of the Fund's average daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and Morgan Stanley Services Company, Inc., the Fund's Administrator, has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 1.30% for each of the Class A, Class C, Class I, Class R and Class W shares of the average daily net assets of the Fund on annualized basis. This cap/waiver may be terminated at any time.

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

3. Plan of Distribution and Shareholder Service Plan

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the Distributor"), an affiliate of the Investment Adviser, Sub-Adviser and Administrator.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C, Class R and Class W shares (the "Plans"). Pursuant to the Plans each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.00%, 0.50% and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class C shares of $1,000, and received $2,750, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statements of Operations and totaled $2,042 for the period ended January 31, 2009. During the period ended January 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $5,204,697 and $5,141,925, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2009 aggregated $23,258,525 and $18,321,189, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund maintains a Deferred Compensation Plan (the "DC Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the DC Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows

	FOR THE PERIOD OCTOBER 08, 2008+ THROUGH JANUARY 31, 2009
	(unaudited)
	SHARES	AMOUNT
CLASS A SHARES
Reinvestment of dividends	13	331
Net increase — Class A	13	331
CLASS C SHARES
Reinvestment of dividends	7	172
Net increase — Class C	7	172
CLASS I SHARES
Reinvestment of dividends	678	17,659
Net increase — Class I	678	17,659
CLASS R SHARES
Reinvestment of dividends	11	278
Net increase — Class R	11	278
CLASS W SHARES
Reinvestment of dividends	12	310
Net increase — Class W	12	310
Net increase in Fund	721	$18,750

+  Commencement of operations

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

7. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective October 8, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments In Securities	$4,193,733	$4,193,733	—	—

Morgan Stanley U.S. Multi Cap Alpha Fund

Notes to Financial Statements ■ January 31, 2009 (unaudited) continued

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley U.S. Multi-Cap Alpha Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE PERIOD OCTOBER 08, 2008+ THROUGH JANUARY 31, 2009
	CLASS A SHARES		CLASS C SHARES		CLASS I SHARES	CLASS R SHARES	CLASS W SHARES
Selected Per Share Data:
Net asset value, beginning of period	$30.00		$30.00		$30.00	$30.00	$30.00
Income (loss) from investment operations:
Net investment income(1)	0.08		0.00		0.10	0.06	0.07
Net realized and unrealized loss	(4.83)		(4.81)		(4.83)	(4.84)	(4.83)
Total loss from investment operations	(4.75)		(4.81)		(4.73)	(4.78)	(4.76)
Less dividends from net investment income	(0.10)		(0.05)		(0.12)	(0.08)	(0.09)
Net asset value, end of period	$25.15		$25.14		$25.15	$25.14	$25.15
Total Return(2)(6)	(15.85	)%(3)	(16.03	)%(3)	(15.80)%	(15.90)%	(15.87)%
Ratios to Average Net Assets(4)(5)(7):
Total expenses (before expense offset)	1.55%		2.30%		1.30%	1.80%	1.65%
Net investment income	0.95%		0.20%		1.20%	0.70%	0.85%
Supplemental Data:
Net assets, end of period, in thousands	$84		$84		$3,874	$84	$84
Portfolio turnover rate(6)	408%		408%		408%	408%	408%

  +  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Does not reflect the deduction of sales charge.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 9.46% and (6.96)%, respectively for Class A; 10.21% and (7.71)%, respectively for Class C; 9.21% and (6.71)%, respectively for Class I; 9.71% and (7.21)%, respectively for Class R; and 9.56% and (7.06)%, respectively for Class W.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Multi-Cap Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley U.S. Multi Cap Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

MULSAN
IU09-01185P-Y01/09

INVESTMENT MANAGEMENT

Morgan Stanley

U.S. Multi-Cap Alpha Fund

Semiannual Report

January 31, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Multi-Cap Alpha Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009